GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Revenue	$ 1,815.4	$ 1,561.0
Cost of sales excluding DDA(i)	(695.0)	(614.1)
Gross margin excluding depletion, depreciation and amortization	1,120.4	946.9
Depletion, depreciation and amortization	(447.9)	(395.0)
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines And Goodwill	0.0	191.0
Mine operating earnings	635.1	702.4
Expenses
General and administrative	(74.8)	(85.9)
Exploration and evaluation	(31.6)	(15.1)
Share of profit (loss) of associates accounted for using equity method	0.9	(1.0)
Other operating income (expenses), net	(37.4)	(14.6)
Profit (loss) from operating activities	492.2	585.8
Finance costs	(134.4)	(77.0)
Other income (costs), net	26.7	(18.7)
Earnings before income taxes	384.5	490.1
Current income tax expense	(159.8)	(116.2)
Deferred income tax expense (Note 14)	(135.9)	(170.3)
Income tax expense	(295.7)	(286.5)
Net earnings	88.8	203.6
Attributable to:
Non-controlling interests (Note 32)		0.0
Net earnings	88.8	203.6
Other comprehensive income	(15.9)	15.9
Total comprehensive earnings	$ 72.9	$ 219.5